ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Feb. 28, 2013
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

Accounts Payable and Accrued Liabilities are apportioned as follows:

	February 28, 2013	February 29, 2012
Trade payables	36,915	5,029
Accrued liabilities	16,845	3,168
Payroll related accruals	2,629	3,500
Warranty accrual	573	1,023

Total Accounts Payable and Accrued Liabilities	56,962	12,720

Changes in the Warranty Liability

The following table details the changes in the warranty liability for the respective periods:

	Year ended
	February 28, 2013	February 29, 2012
Balance at the beginning of the period	1,441	2,892
Accruals	1,066	255
Utilization	(975)	(1,622)
Changes in estimates	(707)	(84)

Ending Balance	825	1,441
Short term Portion	573	1,023
Long term Portion	252	418